Overview and basis of preparation	6 Months Ended
Jun. 30, 2025
Corporate information and statement of IFRS compliance [abstract]
Overview and basis of preparation
Note 1 - Overview and basis of preparation
General information
Polestar Automotive Holding UK PLC (the “Parent”), together with its subsidiaries, hereafter referred to as "Polestar", the "Company", "Polestar Group" or the "Group", is a public limited company incorporated in the United Kingdom. Polestar Group operates principally in the automotive industry, engaging in the research and development, the branding and marketing, and the commercialization and selling of battery electric vehicles and related technology solutions. Polestar Group has a presence in 28 markets across Europe, North America, and Asia. Polestar Group has its management headquarters located at Assar Gabrielssons väg 9, 41878 Göteborg, Sweden.
Basis of preparation
These Unaudited Condensed Consolidated Interim Financial Statements are prepared in accordance with International Accounting Standard 34, Interim Financial Reporting ("IAS 34"), as adopted by the International Accounting Standards Board ("IASB"), and are presented in thousands of U.S. Dollar, unless otherwise stated. These Unaudited Condensed Consolidated Interim Financial Statements should be read in conjunction with the Consolidated Financial Statements of Polestar Automotive Holding UK PLC, as of December 31, 2024 and 2023, and for the three years ended December 31, 2024 as presented in the Form 20-F filed with the United States Securities and Exchange Commission ("SEC") on May 9, 2025 ("2024 Consolidated Financial Statements"). They do not include all of the information required for a complete set of financial statements prepared in accordance with IFRS Accounting Standards, however, selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in the Group's financial position and performance since the last annual financial statements.
These Unaudited Condensed Consolidated Interim Financial Statements were authorized for issue by the Company's Board of Directors on September 3, 2025.
Seasonality
Polestar's business is subject to seasonal fluctuations, consistent with patterns observed in the general automotive industry. Demand is typically lower in the first quarter and stronger during the spring and fall. The impact of seasonality on the Group's financial performance has been less visible in the past due to rapid growth, but as the operations expand, seasonal effects may become more pronounced. Consequently, interim results may not be indicative of the full-year performance.
Going concern
These Unaudited Condensed Consolidated Interim Financial Statements have been prepared on a basis that assumes Polestar Group will continue as a going concern and the ordinary course of business will continue in alignment with management's 2025-2029 business plan.
Management assessed Polestar Group's ability to continue as a going concern and evaluated whether there are certain events or conditions, considered in the aggregate, that may cast significant doubt about Polestar's ability to continue as a going concern. As a result of this assessment, management identified a material uncertainty that casts doubt on Polestar Group's ability to obtain sufficient financing to support its cash flow needs and ensure on-going compliance with its debt covenants. In performing this assessment, management considered information including cash flow forecasts, liquidity forecasts and operational forecasts pertaining to the twelve-month period following the issuance date of these Unaudited Condensed Consolidated Interim Financial Statements, as well as other risks related to Polestar's business. In making these forecasts, management was required to make judgements relating to Polestar Group's future operations as well as macroeconomic and geopolitical factors. These include judgements relating to car sale volumes and prices, operating expenses (including the potential impact of tariffs), required capital expenditure and market demand for debt refinancing and debt and equity issuances by Polestar.
As a result of scaling up commercialization and continued capital expenditures related to developing its line-up of vehicles, managing the Company's liquidity profile and funding needs remains one of management's key priorities. If Polestar is not able to raise the necessary funds through its operations, equity issuances, debt financings and refinancing or other means, the Group may be required to delay, limit, reduce, or, in the worst case, terminate research and development and / or commercialization efforts. As of June 30, 2025, Polestar has net current liabilities of $2,988,223. Since inception, Polestar Group has generated recurring net losses and negative operating and investing cash flows. Net losses for the six months ended June 30, 2025 and 2024 amounted to $1,193,079 and $543,878, respectively. Negative operating cash flows for the six months ended June 30, 2025 and 2024 amounted to $497,652 and $267,671, respectively. Negative investing cash flows for the six months ended June 30, 2025 and 2024 amounted to $321,675 and $272,689. Management's 2025-2029 business plan indicates that Polestar will generate negative operating cash flows in the near future and investing cash flows of Polestar will continue to be negative in the near and long-term future due to the nature of Polestar's business. Securing financing to support operating and development activities represents an ongoing challenge for Polestar Group.
Polestar Group primarily finances its operations through short-term (i.e., 12 months or less) working capital loan arrangements with credit institutions, contributions from shareholders, extended trade credit from related parties, and long-term financing arrangements with related parties. For further details of the contractual maturities of Polestar's non-derivative financial assets and liabilities, including its financing arrangements refer to Note 12 - Financial instruments. Management's most recent liquidity and funding plan indicates that Polestar Group depends on rolling-over current financing arrangements as well as obtaining additional financing that is expected to be funded via a combination of new short-term working capital loan arrangements, long-term loan arrangements, loans with related parties, and executing capital market transactions through offerings of debt and/or equity. Until Polestar Group begins generating sufficient positive operating cash flows, the timely realization of these financing endeavors is essential for Polestar Group's ability to continue as a going concern. Management cannot guarantee that Polestar Group will be successful in securing the funds necessary to continue operating and development activities as planned.
During the six months ended June 30, 2025, Polestar demonstrated efforts towards achieving its funding and liquidity targets by:
•Obtaining multiple new and / or rolled-over short-term working capital loan arrangements with banking partners in China;
•Obtaining additional bilateral loan facilities of USD450.0 million and EUR150.0 million;
•Increasing the limit and extending the term on the Trade Finance Facility; and
•Securing a $200.0 million equity investment in the form of a private investment in public equity transaction with PSD Investment Limited.
Polestar is party to financing instruments that contain financial covenants with which Polestar must comply during, and beyond, the 12 months following the issuance date of these Unaudited Condensed Consolidated Interim Financial Statements including, but not limited to, a minimum quarterly cash level of €400 million, a maximum quarterly financial indebtedness of $5.5 billion, a defined range for its debt-to-asset ratio (calculated on a quarterly basis) and a minimum annual revenue requirement. A failure to comply with such covenants may result in an event of default that could have material adverse effects on its business. Due to the factors discussed above, there is material uncertainty as to whether Polestar will be able to comply with all its covenants in future periods. Remedies to a potential event of default include proactively applying for a covenant waiver or amendment prior to such event of default occurring. Prior to June 30, 2025, Standard Chartered Bank, as agent, and the syndicated lenders of the Club Loan (refer to Note 16 - Liabilities to credit institutions for further information) agreed to amend the debt-to-asset ratio range to be from 0.90 to 1.50 for the second quarter of 2025. As a result, Polestar was in compliance with this covenant as of June 30, 2025. On July 9, 2025, Standard Chartered Bank and the syndicated lenders agreed to amend the minimum revenue covenant for 2025 from $7,144.9 million to $3,000.0 million and to amend the debt-to-asset ratio range to be from 0.90 to 1.45 for the third quarter of 2025 and from 0.85 to 1.40 for the fourth quarter of 2025. However, management cannot guarantee that waivers or amendments will be granted for any future non-compliance with covenants on this facility nor on Polestar's other borrowings with covenants.
Management forecasts sufficient liquidity in the twelve-month period following the issuance date of these Unaudited Condensed Consolidated Interim Financial Statements in order for Polestar to meet its cash flow requirements as well as to ensure compliance with the applicable financial covenants, but the uncertainty related to the execution of management's liquidity and funding plan indicates the existence of a material uncertainty that may cast significant doubt upon Polestar's ability to continue as a going concern. There are ongoing efforts in place to mitigate the uncertainty. The Unaudited Condensed Consolidated Interim Financial Statements do not include any adjustments to reflect the going concern uncertainty.